Trading securities and financial assets measured at FVIS	12 Months Ended
Sep. 30, 2023
Trading securities and financial assets measured at FVIS
Trading securities and financial assets measured at FVIS

Other financial instrument disclosures

Note 16. Trading securities and financial assets measured at FVIS

Accounting policy

Trading securities

Trading securities include actively traded debt (government and other) and equity instruments and those acquired for sale in the near term. The instruments are measured at fair value.

As part of its trading activities, the Group also lends and borrows securities on a collateralised basis. Securities lent remain on the Group’s balance sheet and securities borrowed are not reflected on the Group’s balance sheet, as the risks and rewards of ownership remain with the initial holder. Where cash is provided as collateral, the amount advanced to or received from third parties is recognised as a receivable in collateral paid or as a borrowing in collateral received respectively.

Reverse repurchase agreements

Securities purchased under these agreements are not recognised in the balance sheet, as Westpac has not obtained the risks and rewards of ownership. The cash consideration paid is recognised as a reverse repurchase agreement, which forms part of a trading portfolio that is measured at fair value.

Other financial assets measured at FVIS

Other financial assets measured at FVIS include:

●
Non-trading securities managed on a fair value basis;
●
Non-trading debt securities that do not have contractual cash flows that represent SPPI on the principal balance outstanding; or
●
Non-trading equity securities for which we have not made irrevocable designation to be measured at FVOCI.

Fair value gains and losses on these financial assets are recognised in the income statement. Interest earned from debt securities is recognised in interest income (Note 3) while dividends on equity securities are recognised in non-interest income (Note 4).

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Trading securities
Government and semi-government securities	10,808	7,026	9,772	6,159
Other debt securities	5,835	5,173	4,435	4,175
Equity securities	5	-	5	-
Other	448	747	448	747
Total trading securities	17,096	12,946	14,660	11,081
Reverse repurchase agreements	12,054	8,988	12,013	8,988
Other financial assets measured at FVIS
Other debt securities	1,351	2,391	1,310	2,342
Equity securities	6	7	4	6
Total other financial assets measured at FVIS	1,357	2,398	1,314	2,348
Total trading securities and financial assets measured at FVIS	30,507	24,332	27,987	22,417